Membership Interests (Schedule Of Changes To Membership Interests) (Details) - USD ($) $ in Millions		3 Months Ended										6 Months Ended		12 Months Ended
	Apr. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ 8,460				$ 7,903					$ 8,460	$ 7,903	$ 7,903
Net income		$ 139		$ 119	$ 194	$ 143	89	$ 77	$ 157	$ 112	$ 73	255	232	545	$ 419	[1]	$ 431	[1]
Distributions												(142)		(209)	(237)		(230)
Capital contributions	$ 70											1,470	144	284
Net effects of cash flow hedges (Note 1)												(3)		2	2		2
Defined benefit pension plans		3				1						3	2	(65)	8
Balance		10,046		8,460				7,903				10,046		8,460	7,903
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		8,743	8,624		8,380	8,093	8,004					8,624	8,004	8,004
Net income		139	116			143	89
Distributions		(71)	(71)
Capital contributions		1,400	70			144
Net effects of cash flow hedges (Note 1)		(1)	4
Defined benefit pension plans
Balance		10,210	8,743	8,624		8,380	8,093	8,004				10,210	8,380	8,624	8,004
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		(167)	(164)		(99)	(100)	(101)					(164)	(101)	(101)
Net income
Distributions
Capital contributions
Net effects of cash flow hedges (Note 1)		1	(4)
Defined benefit pension plans		2	1			1	1
Balance		(164)	(167)	(164)		(99)	(100)	(101)				(164)	(99)	(164)	(101)
Membership Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		8,576	8,460		$ 8,281	7,993	7,903					8,460	7,903	7,903
Net income		139	116			143	89
Distributions		(71)	(71)
Capital contributions		1,400	70			144
Net effects of cash flow hedges (Note 1)
Defined benefit pension plans		2	1			1	1
Balance		$ 10,046	$ 8,576	$ 8,460		$ 8,281	$ 7,993	$ 7,903				$ 10,046	$ 8,281	$ 8,460	$ 7,903

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.